Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Abstract]
Other receivables	$ 452	$ 663
Construction, operating and maintenance agreement (“COMA”)	0	623
Prepaid insurance—current portion	458	567
Other prepaid amounts	451	508
Gas imbalances receivable	932	852
NGL inventory	931	96
Other current assets	2	14
Other current assets	$ 3,226	$ 3,323